SUPPLEMENT TO THE CLASS A PROSPECTUS

         CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND - PRIME PORTFOLIO

         The following information replaces the information set forth on Pages 8 and 9 of the portfolio's prospectus:

                                INVESTOR EXPENSES
                           FEES AND PORTFOLIO EXPENSES
This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are estimated for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
--------------------------------------------------------------------------------
  Sales charge (load) on purchases                                        NONE
--------------------------------------------------------------------------------
  Deferred sales charge (load)                                            NONE
--------------------------------------------------------------------------------
  Sales charge (load) on reinvested distributions                         NONE
--------------------------------------------------------------------------------
  Redemption fees                                                         NONE
--------------------------------------------------------------------------------
  Exchange fees                                                           NONE
--------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
  Management fee                                                          0.20%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                                    NONE
--------------------------------------------------------------------------------
  Other expenses                                                          0.11%
--------------------------------------------------------------------------------
  Total annual portfolio operating expenses                               0.31%
--------------------------------------------------------------------------------
  Less fee waivers/reimbursements*                                       (0.21%)
--------------------------------------------------------------------------------
  NET ANNUAL PORTFOLIO OPERATING EXPENSES                                 0.10%
--------------------------------------------------------------------------------

* Credit Suisse Asset Management, LLC, the investment adviser, has contractually agreed to waive fees and /or reimburse expenses for the portfolio through June 30, 2006 so that total annual operating expenses will not exceed 0.10% for Class A shares, excluding extraordinary expenses.


                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above after fee waivers and expense reimbursements or credits, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
    ONE YEAR           THREE YEARS            FIVE YEARS           TEN YEARS
--------------------------------------------------------------------------------
       $10                 $32                   $56                 $128
--------------------------------------------------------------------------------


Dated: November 23, 2005                                      MMPP-PRO-A-16-1105
                                                              2005-035

                      SUPPLEMENT TO THE CLASS B PROSPECTUS

         CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND - PRIME PORTFOLIO

         The following information replaces the information set forth on Pages 8 and 9 of the portfolio's prospectus:

                                INVESTOR EXPENSES
                           FEES AND PORTFOLIO EXPENSES
This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are estimated for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
--------------------------------------------------------------------------------
  Sales charge (load) on purchases                                        NONE
--------------------------------------------------------------------------------
  Deferred sales charge (load)                                            NONE
--------------------------------------------------------------------------------
  Sales charge (load) on reinvested distributions                         NONE
--------------------------------------------------------------------------------
  Redemption fees                                                         NONE
--------------------------------------------------------------------------------
  Exchange fees                                                           NONE
--------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
  Management fee                                                          0.20%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                                   0.10%
--------------------------------------------------------------------------------
  Other expenses                                                          0.11%
--------------------------------------------------------------------------------
  Total annual portfolio operating expenses                               0.41%
--------------------------------------------------------------------------------
  Less expense waiver/reimbursement*                                     (0.21%)
--------------------------------------------------------------------------------
  NET ANNUAL PORTFOLIO OPERATING EXPENSES                                 0.20%
--------------------------------------------------------------------------------

* Credit Suisse Asset Management, LLC, the investment adviser, has contractually agreed to waive fees and/or reimburse expenses for the portfolio through June 30, 2006 so that total annual operating expenses will not exceed 0.20% for Class B shares, excluding extraordinary expenses.


                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above after fee waivers and expense reimbursements or credits, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------------------------------
    ONE YEAR           THREE YEARS            FIVE YEARS           TEN YEARS
--------------------------------------------------------------------------------
       $20                 $64                   $113                $255
--------------------------------------------------------------------------------


Dated: November 23, 2005                                      MMPP-PRO-B-16-1105
                                                              2005-036

                      SUPPLEMENT TO THE CLASS C PROSPECTUS

         CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND - PRIME PORTFOLIO

         The following information replaces the information set forth on Pages 8 and 9 of the portfolio's prospectus:

                                INVESTOR EXPENSES
                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses are estimated for the fiscal year ending December 31, 2005.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
--------------------------------------------------------------------------------
  Sales charge (load) on purchases                                         NONE
--------------------------------------------------------------------------------
  Deferred sales charge (load)                                             NONE
--------------------------------------------------------------------------------
  Sales charge (load) on reinvested distributions                          NONE
--------------------------------------------------------------------------------
  Redemption fees                                                          NONE
--------------------------------------------------------------------------------
  Exchange fees                                                            NONE
--------------------------------------------------------------------------------
  ANNUAL PORTFOLIO OPERATING EXPENSES
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
  Management fee                                                          0.20%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fees                                   0.25%
--------------------------------------------------------------------------------
  Other expenses                                                          0.11%
--------------------------------------------------------------------------------
  Total annual portfolio operating expenses                               0.56%
--------------------------------------------------------------------------------
  Less fee waivers/reimbursements*                                       (0.21%)
--------------------------------------------------------------------------------
  NET ANNUAL PORTFOLIO OPERATING EXPENSES                                 0.35%
--------------------------------------------------------------------------------

* Credit Suisse Asset Management, LLC, the investment adviser, has contractually agreed to waive fees and/or reimburse expenses for the portfolio through June 30, 2006 so that total annual operating expenses will not exceed 0.35% for Class C shares, excluding extraordinary expenses.


                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above after fee waivers and expense reimbursements or credits, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

--------------------------------------------------------------------------------
    ONE YEAR           THREE YEARS            FIVE YEARS           TEN YEARS
--------------------------------------------------------------------------------
       $36                 $113                  $197                $443
--------------------------------------------------------------------------------


Dated: November 23, 2005                                      MMPP-PRO-C-16-1105
                                                              2005-037